United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-21081

                  AllianceBernstein Blended Style Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Blended Style Series
U.S. Large Cap Portfolio



                                                    Annual Report--June 30, 2003

Investment Products Offered
===============================
   o Are Not FDIC Insured
   o May Lose Value
   o Are Not Bank Guaranteed
===============================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 22, 2003

Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio (the "Fund") for the annual reporting period ended June 30, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in large-capitalization companies. In managing the Fund, Alliance applies its proprietary portfolio optimization model to a selection of "growth" and "value" stocks identified through application of its fundamental Large Cap Growth and Large Cap Value investment disciplines. Through this process, Alliance seeks to construct a single, unified investment portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long-term return for a given level of risk. Normally, approximately 50% of the value of the Fund's portfolio will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target.

Investment Results
The following table provides the performance results for the Fund and its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six-month and since inception periods ended June 30, 2003.


   INVESTMENT RESULTS*
   Periods Ended June 30, 2003
                                                 ===============================
                                                             Returns
                                                 ===============================
                                                                       Since
                                                   6 Months        Inception**
   AllianceBernstein
   Blended
   Style Series--
   U.S. Large
   Cap Portfolio
     Class A                                        11.02%             6.96%
--------------------------------------------------------------------------------
     Class B                                        10.63%             6.25%
--------------------------------------------------------------------------------
     Class C                                        10.63%             6.25%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                      11.75%             7.63%***
--------------------------------------------------------------------------------
   * The Fund's investment results are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 1 for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.35% for Advisor Class. This waiver extends through the Portfolio's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Portfolio's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio.

   **  Inception date for all classes of shares: 7/15/02.

   *** Source: Factset.

     Additional investment results appear on page 6.

While the Fund posted robust absolute gains for the first half of 2003, it modestly trailed its benchmark, the S&P 500 Stock Index, over the six-month period ended June 30, 2003. The Fund's underperformance stemmed primarily from lagging performance in the growth portion of the portfolio, which was penalized by a strong rally in more speculative stocks that we did not own, by virtue of our disciplined growth investment process which focuses on high-quality growth companies.

The Fund also modestly trailed the S&P 500 Stock Index over the since inception period due to its high levels of cash in the early months of the Fund's inception as the Fund invested its initial offering proceeds. In the latter part of 2002, the Fund's performance closely matched the benchmark.

Market Overview and Investment Strategy
Equities staged a dramatic rally in the second quarter, as published data provided hints of economic strengthening, and consumer confidence rose. The second quarter saw the end of the war in Iraq, a continued active housing market and a flurry of merger and initial public offering announcements. Another interest rate cut by the Federal Reserve has effected bringing rates to their lowest level since 1958. Additional fiscal stimulus from President Bush's $350 billion tax cut entered the economic equation during the quarter.

On the corporate front, the banking and consumer sectors remained strong, and the non-financial corporate sector began gathering momentum. Corporate cash flows have improved dramatically and balance sheets have strengthened as companies reduced costs, restrained spending and improved productivity. Profit margins have also begun to recover.

Because of the characteristics of the value stocks selected for the Fund, the overall portfolio is trading at just 1x sales (compared to the S&P 500 Stock Index's 1.4x), and at under 8x cash flow (compared to almost 12 for the S&P 500 Stock Index). Yet because of the growth characteristics of the stocks


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO selected for the Fund, the overall portfolio has shown sales growth of nearly 11% over the past 5 years (compared to 9.4% for the S&P 500 Stock Index). We maintain diversification between growth and value stocks, selecting the most attractive stocks in each domain, so that the Fund can benefit regardless of which investment style is driving the market.



--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 3

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO
GROWTH OF A $10,000 INVESTMENT
7/15/02--6/30/03

S&P 500 Stock Index: $11,694

AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio
Class A: $10,243

         AllianceBernstein Blended Style Series--
                 U.S. Large Cap Portfolio           S&P 500 Stock Index
--------------------------------------------------------------------------------
7/15/02                  $ 9,575                          $10,000
7/31/02                    9,642                           10,757
8/31/02                    9,518                           10,827
9/30/02                    8,541                            9,651
10/31/02                   9,164                           10,499
11/30/02                   9,719                           11,117
12/31/02                   9,225                           10,464
1/31/03                    9,129                           10,191
2/28/03                    8,938                           10,038
3/31/03                    9,130                           10,135
4/30/03                    9,773                           10,970
5/31/03                   10,137                           11,547
6/30/03                   10,243                           11,694





This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio Class A shares (from 7/15/02 to 6/30/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

When comparing AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

PORTFOLIO SUMMARY
June 30, 2003

INCEPTION DATES
Class A Shares
7/15/02
Class B Shares
7/15/02
Class C Shares
7/15/02
PORTFOLIO STATISTICS
Net Assets ($mil): $121.8


SECTOR BREAKDOWN
  26.9% Finance
  15.0% Health Care
  14.1% Technology
  11.8% Consumer Services
   8.6% Utilities
   5.2% Consumer Staples                      [PIE CHART OMITTED]
   3.1% Capital Goods
   3.1% Transportation
   1.8% Consumer Manufacturing
   1.6% Energy
   0.7% Basic Industry
   0.5% Multi Industry Companies

   7.6% Short-Term


All data as of June 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 5

INVESTMENT RESULTS



CUMULATIVE TOTAL RETURNS AS OF JUNE 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.96%                     2.45%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.25%                     2.25%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.25%                     5.25%

The Fund's investment results represent cumulative total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*Inception date for all share classes: 7/15/02.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

TEN LARGEST HOLDINGS
June 30, 2003

                                                                  Percent of
Company                                  U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc.                             $  6,181,150                 5.1%
--------------------------------------------------------------------------------
Microsoft Corp.                             5,941,520                 4.9
--------------------------------------------------------------------------------
Citigroup, Inc.                             5,478,400                 4.5
--------------------------------------------------------------------------------
Johnson & Johnson                           4,446,200                 3.6
--------------------------------------------------------------------------------
Washington Mutual, Inc.                     4,253,900                 3.5
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       3,756,900                 3.1
--------------------------------------------------------------------------------
General Electric Co.                        3,498,960                 2.9
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                           3,449,140                 2.8
--------------------------------------------------------------------------------
American International Group, Inc.          3,200,440                 2.6
--------------------------------------------------------------------------------
Dell Computer Corp.                         3,036,200                 2.5
--------------------------------------------------------------------------------
                                         $ 43,242,810                35.5%


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 7

PORTFOLIO OF INVESTMENTS
June 30, 2003

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-92.0%

Finance-26.7%
Banking-Regional-3.5%
Bank of America Corp. ............................         36,500    $ 2,884,595
FleetBoston Financial Corp. ......................         47,000      1,396,370
                                                                     -----------
                                                                       4,280,965
                                                                     -----------
Insurance-8.2%
American International Group, Inc. ...............         58,000      3,200,440
CIGNA Corp. ......................................         15,000        704,100
John Hancock Financial Services, Inc. ............         34,000      1,044,820
MetLife, Inc. ....................................         63,000      1,784,160
Partnerre, Ltd. ..................................         23,500      1,201,085
RenaissanceRe Holdings, Ltd. .....................          7,000        318,640
The Chubb Corp. ..................................         30,500      1,830,000
                                                                     -----------
                                                                      10,083,245
                                                                     -----------
Medical Services-2.1%
UnitedHealth Group, Inc. .........................         52,000      2,613,000
                                                                     -----------
Mortgage Banking-5.9%
Fannie Mae .......................................         35,000      2,360,400
Freddie Mac ......................................         11,100        563,547
Washington Mutual, Inc. ..........................        103,000      4,253,900
                                                                     -----------
                                                                       7,177,847
                                                                     -----------
Miscellaneous-7.0%
Citigroup, Inc. ..................................        128,000      5,478,400
MBNA Corp. .......................................        144,000      3,000,960
                                                                     -----------
                                                                       8,479,360
                                                                     -----------
                                                                      32,634,417
                                                                     -----------
Health Care-14.9%
Biotechnology-1.3%
Amgen, Inc.(a) ...................................         23,050      1,531,442
                                                                     -----------
Drugs-8.1%
GlaxoSmithKline Plc. (ADR) (United Kingdom)  .....         54,000      2,189,160
Pfizer, Inc. .....................................        181,000      6,181,150
Schering - Plough Corp. ..........................         86,000      1,599,600
                                                                     -----------
                                                                       9,969,910
                                                                     -----------
Medical Products-5.5%
Johnson & Johnson ................................         86,000      4,446,200
Medtronic, Inc. ..................................         46,500      2,230,605
                                                                     -----------
                                                                       6,676,805
                                                                     -----------
                                                                      18,178,157
                                                                     -----------

--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

Company                                           Shares            U.S. $ Value
--------------------------------------------------------------------------------

Technology-14.0%
Communication Equipment-3.3%
ADC Telecommunications, Inc.(a) ............           425,000       $   989,400
Cisco Systems, Inc.(a) .....................           125,000         2,086,250
Nokia Corp. (ADR) (Finland) ................            54,000           887,220
                                                                     -----------
                                                                       3,962,870
                                                                     -----------
Computer Hardware/Storage-4.8%
Dell Computer Corp.(a) .....................            95,000         3,036,200
Hewlett - Packard Co. ......................           130,000         2,769,000
                                                                     -----------
                                                                       5,805,200
                                                                     -----------
Contract Manufacturing-1.0%
Cooper Industries, Ltd., Cl.A ..............            29,000         1,197,700
                                                                     -----------
Software-4.8%
Microsoft Corp. ............................           232,000         5,941,520
                                                                     -----------
Miscellaneous-0.1%
Ingram Micro, Inc., Cl.A(a) ................            14,000           154,000
                                                                     -----------
                                                                      17,061,290
                                                                     -----------
Consumer Services-11.8%
Broadcasting & Cable-4.7%
Comcast Corp. Special Cl.A(a) ..............            78,000         2,248,740
Viacom, Inc. Cl.B(a) .......................            79,000         3,449,140
                                                                     -----------
                                                                       5,697,880
                                                                     -----------
Cellular Communications-0.9%
Sprint Corp. (PCS Group)(a) ................           192,300         1,105,725
                                                                     -----------
Printing & Publishing-0.9%
R. R. Donnelley & Sons Co. .................            41,000         1,071,740
                                                                     -----------
Retail-General Merchandise-5.3%
Kohl's Corp.(a) ............................            12,000           616,560
Lowe's Cos., Inc. ..........................             8,000           343,600
Sears, Roebuck & Co. .......................            52,000         1,749,280
Wal-Mart Stores, Inc. ......................            70,000         3,756,900
                                                                     -----------
                                                                       6,466,340
                                                                     -----------
                                                                      14,341,685
                                                                     -----------
Utilities-8.6%
Electric & Gas Utility-7.2%
American Electric Power Co., Inc. ..........            99,000         2,953,170
Constellation Energy Group, Inc. ...........            18,000           617,400
Northeast Utilities ........................            85,000         1,422,900
PPL Corp. ..................................            35,000         1,505,000
Sempra Energy ..............................            57,500         1,640,475
Wisconsin Energy Corp. .....................            21,000           609,000
                                                                     -----------
                                                                       8,747,945
                                                                     -----------


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 9

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Telephone Utility-1.4%
Sprint Corp (FON Group) ........................         120,000     $ 1,728,000
                                                                     -----------
                                                                      10,475,945
                                                                     -----------
Consumer Staples-5.2%
Household Products-1.0%
Procter & Gamble Co. ...........................          13,400       1,195,012
                                                                     -----------

Retail-Food & Drug-2.7%
Safeway, Inc.(a) ...............................         123,000       2,516,580
SUPERVALU, Inc. ................................          41,000         874,120
                                                                     -----------
                                                                       3,390,700
                                                                     -----------
Tobacco-1.5%
Altria Group, Inc. .............................          39,000       1,772,160
                                                                     -----------
                                                                       6,357,872
                                                                     -----------
Capital Goods-3.1%
Machinery-0.2%
Parker - Hannifin Corp. ........................           6,000         251,940
                                                                     -----------

Miscellaneous-2.9%
General Electric Co. ...........................         122,000       3,498,960
                                                                     -----------
                                                                       3,750,900
                                                                     -----------
Transportation-3.1%
Railroads-3.1%
Burlington Northern Santa Fe Corp. .............          24,000         682,560
CSX Corp. ......................................          46,000       1,384,140
Norfolk Southern Corp. .........................          87,000       1,670,400
                                                                     -----------
                                                                       3,737,100
                                                                     -----------
Consumer Manufacturing-1.8%
Auto & Related-1.8%
Lear Corp.(a) ..................................          27,000       1,242,540
Magna International, Inc. Cl. A (Canada) .......          14,400         968,688
                                                                     -----------
                                                                       2,211,228
                                                                     -----------
Energy-1.6%
Miscellaneous-1.6%
ConocoPhilips ..................................          17,000         931,600
Valero Energy Corp. ............................          29,000       1,053,570
                                                                     -----------
                                                                       1,985,170
                                                                     -----------
Basic Industry-0.7%
Chemicals-0.0%
Eastman Chemical Co. ...........................             287           9,089
                                                                     -----------

Paper & Forest Products-0.7%
MeadWestvaco Corp. .............................          33,000         815,100
                                                                     -----------
                                                                         824,189
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)       U.S. $ Value
--------------------------------------------------------------------------------
Multi Industry Companies-0.5%
Textron, Inc. ..............................            15,500      $    604,810
                                                                    ------------
Total Common Stocks
  (cost $104,314,586) ........................                       112,162,763
                                                                    ------------
Short-Term Investment-7.6%
Time Deposit-7.6%
Bank of New York
  0.625%, 7/01/03
  (cost $9,200,000) ........................           $ 9,200         9,200,000
                                                                    ------------
Total Investments-99.6%
   (cost $113,514,586) .....................                         121,362,763
Other assets less liabilities-0.4% .........                             458,177
                                                                    ------------

Net Assets-100% ............................                        $121,820,940
                                                                    ------------


(a) Non-income producing security.
    Glossary :
    ADR - American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 11

STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

Assets
Investments in securities,
  at value (cost $113,514,586).......................        $ 121,362,763
Cash.................................................               87,626
Receivable for capital stock sold....................            2,520,632
Dividends and interest receivable....................              168,060
Due from Adviser.....................................               47,397
Receivable for investment securities sold............               31,934
Deferred offering costs..............................                7,761
                                                             -------------
Total assets.........................................          124,226,173
Liabilities
Payable for investment securities purchased..........            2,035,603
Payable for capital stock redeemed...................              196,008
Accrued expenses and other liabilities...............              173,622
                                                             -------------
Total liabilities....................................            2,405,233
                                                             -------------
Net Assets...........................................        $ 121,820,940
                                                             -------------
Composition of Net Assets
Capital stock, at par................................        $      11,443
Additional paid-in capital...........................          113,789,780
Distributions in excess of net investment income.....                 (133)
Accumulated net realized gain
  on investment transactions.........................              171,673
Net unrealized appreciation of investments...........            7,848,177
                                                             -------------
                                                             $ 121,820,940
                                                             -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($37,789,137 / 3,538,539 shares of capital stock
  issued and outstanding)............................               $10.68
Sales charge--4.25% of public offering price.........                  .47
                                                                    ------
Maximum offering price...............................               $11.15
                                                                    ------
Class B Shares
Net asset value and offering price per share
  ($47,962,668 / 4,514,461 shares of capital stock
  issued and outstanding)............................               $10.62
                                                                    ------
Class C Shares
Net asset value and offering price per share
  ($28,805,858 / 2,711,698 shares of capital stock
  issued and outstanding)............................               $10.62
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($7,263,277 / 678,243 shares of capital stock
  issued and outstanding)............................               $10.71
                                                                    ------

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

STATEMENT OF OPERATIONS
For the period July 15, 2002* to June 30, 2003

Statement of Operations
--------------------------------------------------------------------------------

Investment Income
Dividends (net of foreign taxes withheld
  of $3,418)............................ $       825,577
Interest................................          33,847   $       859,424
                                         ---------------
Expenses
Advisory fee............................         439,962
Distribution fee--Class A...............          44,930
Distribution fee--Class B...............         189,794
Distribution fee--Class C...............          96,719
Amortization of offering expenses.......         181,080
Administrative..........................         130,400
Custodian...............................          75,579
Registration............................          69,263
Audit and legal.........................          63,676
Transfer agency.........................          65,876
Printing................................          46,982
Organization expenses...................          30,000
Directors' fees.........................          12,190
Miscellaneous...........................          12,805
                                         ---------------
Total expenses..........................       1,459,256
Less: expense offset arrangement
  (see Note B)..........................             (31)
Less: expenses waived and reimbursed by
  the Adviser (see Note B)..............        (502,573)
                                         ---------------
Net expenses............................                           956,652
                                                           ---------------
Net investment loss.....................                           (97,228)
                                                           ---------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain
  on investment transactions...........                            171,673
Net change in unrealized appreciation/
  depreciation of investments...........                         7,848,177
                                                           ---------------
Net gain on investment transactions.....                         8,019,850
                                                           ---------------
Net Increase in Net Assets from
  Operations............................                   $     7,922,622
                                                           ---------------

*  Commencement of operations.
   See notes to financial statements.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 13

STATEMENT OF CHANGES IN NET ASSETS


                                                           For the period
                                                           July 15, 2002*
                                                                 to
                                                            June 30, 2003
                                                           ---------------
Increase (Decrease) in Net Assets from Operations
Net investment loss..................................      $       (97,228)
Net realized gain on investment transactions.........              171,673
Net change in unrealized
  appreciation / depreciation of investments.........            7,848,177
                                                           ----------------
Net increase in net assets from operations...........            7,922,622
Dividends to Shareholders from
Net investment income
   Class A...........................................              (18,816)
   Class B...........................................               (7,954)
   Class C...........................................               (3,022)
   Advisor Class.....................................               (4,215)
Capital Stock Transactions
Net increase.........................................          113,832,325
                                                           ----------------
Total increase.......................................          121,720,940
Net Assets
Beginning of period..................................              100,000
                                                           ----------------
End of period........................................      $   121,820,940
                                                           ----------------

*  Commencement of operations.
   See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE A
Significant Accounting Policies
AllianceBernstein Blended Style Series--U.S. Large Cap Portfolio (the "Fund") was organized under the laws of the State of Maryland on April 24, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 15, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 15, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 10, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class shares for $99,700. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 15

Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
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


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses
Organization expenses of $30,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $188,841 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 17

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of .95% of the first $5 billion of the Fund's average daily net assets, .90% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .85% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .80% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from April 24, 2002 (date of organization of Fund) through August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B shares and Class C shares and 1.35% of average daily net assets for Advisor Class shares. For the period ended June 30, 2003, such reimbursement amount to $364,673. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended June 30, 2003, expenses in the amount of $211,080 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended June 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $130,400.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $45,189 for the period ended June 30, 2003. The Transfer Agent agreed to waive a portion of its fees for such services. Such waiver amounted to $7,500.

For the period ended June 30, 2003, the Fund's expenses were reduced by $31 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

Distributor has advised the Fund that it has received front-end sales charges of $25,144 from the sale of Class A shares and, $22,417 and $1,983 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the period ended June 30, 2003.

Brokerage commissions paid on investment transactions for the period ended June 30, 2003, amounted to $244,208, of which $109,639 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,327,305 and $334,368 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases          Sales
                                              ---------------   ---------------
Investment securities
  (excluding U.S. government securities)....  $   116,324,986   $    12,182,073
U.S. government securities..................               -0-               -0-


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 18

At June 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost....................................................   $   113,514,586
                                                           ---------------
Gross unrealized appreciation...........................   $     8,929,665
Gross unrealized depreciation...........................        (1,081,488)
                                                           ---------------
Net unrealized appreciation.............................   $     7,848,177
                                                           ---------------

NOTE E
Capital Stock
There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                        ========================================
                                              Shares               Amount
                                        ========================================
                                             July 15, 2002(a)     July 15, 2002(a)
                                             to June 30, 2003     to June 30, 2003
--------------------------------------------------------------------------------
Class A
Shares sold                                        3,790,904        $  37,793,324
----------------------------------------------------------------------------------
Shares issued in reinvestment of dividends             1,705               16,918
----------------------------------------------------------------------------------
Shares converted from Class B                         25,212              258,164
----------------------------------------------------------------------------------
Shares redeemed                                     (279,292)          (2,719,109)
----------------------------------------------------------------------------------
Net increase                                       3,538,529        $  35,349,297
==================================================================================
Class B
Shares sold                                        4,825,576        $  47,613,542
----------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               543                5,375
----------------------------------------------------------------------------------
Shares converted to Class A                          (25,321)            (258,164)
----------------------------------------------------------------------------------
Shares redeemed                                     (286,347)          (2,755,817)
----------------------------------------------------------------------------------
Net increase                                       4,514,451        $  44,604,936
==================================================================================
Class C
Shares sold                                        2,841,318        $ 28,,373,392
----------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               215                2,125
----------------------------------------------------------------------------------
Shares redeemed                                     (129,845)          (1,289,832)
----------------------------------------------------------------------------------
Net increase                                       2,711,688        $  27,085,685
==================================================================================
Advisor Class
Shares sold                                          720,101        $   7,296,520
----------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               168                1,667
----------------------------------------------------------------------------------
Shares redeemed                                      (51,996)            (505,780)
----------------------------------------------------------------------------------
Net increase                                         668,273        $   6,792,407
==================================================================================


(a) Commencement of operations.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended June 30, 2003.

NOTE G
Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended June 30, 2003 were as follows:

                                                                2003
                                                           ---------------
Distributions paid from:
   Ordinary income......................................   $        34,007
                                                           ---------------
Total taxable distributions.............................            34,007
Total distributions paid................................   $        34,007
                                                           ---------------

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $       189,097
Accumulated other losses................................           (17,557)
Unrealized appreciation/(depreciation)..................         7,848,177
                                                           ---------------
Total accumulated earnings/(deficit)....................   $     8,019,717

During the current fiscal year, permanent differences, primarily due to non-deductible expenses, resulted in a net increase in distribution in excess of net investment income, and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 21

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                           =======================================================
                                                                                                           Advisor
                                                               Class A       Class B       Class C           Class
                                                           =======================================================

                                                              July 15,      July 15,      July 15,        July 15,
                                                            2002(a) to    2002(a) to    2002(a) to      2002(a) to
                                                              June 30,      June 30,      June 30,        June 30,
                                                                  2003          2003          2003            2003
                                                           -------------------------------------------------------
Net asset value, beginning of period ...................       $ 10.00       $ 10.00       $ 10.00        $  10.00
                                                           -------------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .....................           .02          (.04)         (.04)            .04
Net realized and unrealized gain on
investment transactions.................................           .68           .67           .67             .69
Net increase in net asset value from
  operations............................................           .70           .63           .63             .73
                                                           -------------------------------------------------------
Less: Dividends
Dividends from net investment income ...................          (.02)         (.01)         (.01)           (.02)
                                                           -------------------------------------------------------
Net asset value, end of period..........................       $ 10.68       $ 10.62       $ 10.62        $  10.71
                                                           =======================================================
Total Return
Total investment return based on net
  asset value(d)........................................          6.96%         6.25%         6.25%           7.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............       $37,789       $47,963       $28,806        $  7,263
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e)...................................          1.65%         2.35%         2.35%           1.35%
  Expenses, before waivers/
    reimbursements(e)...................................          2.62%         3.28%         3.26%           4.78%
  Net investment income (loss)(c)(e) ...................           .20%         (.50)%        (.47)%           .48%
Portfolio turnover rate.................................            25%           25%           25%             25%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.

--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

To The Board of Directors and
Shareholders of AllianceBernstein Blended
Style Series U.S. Large Cap Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Blended Style Series U.S. Large Cap Portfolio (the "Fund") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 15, 2002 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 23

BOARD OF DIRECTORS


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Marilyn G. Fedak, Senior Vice President
James G. Reilly, Senior Vice President
Lewis A. Sanders, Senior Vice President
Thomas J.Bardong, Vice President
Seth J. Masters, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672


(1)  Member of the Audit Committee

--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

MANAGEMENT OF THE FUND
(unaudited)

Management of the Fund
--------------------------------------------------------------------------------


Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                        PORTFOLIOS
                                                                          IN FUND             OTHER
NAME, AGE OF DIRECTOR,                  PRINCIPAL                         COMPLEX         DIRECTORSHIPS
      ADDRESS                         OCCUPATION(S)                    OVERSEEN BY          HELD BY
(YEARS OF SERVICE*)               DURING PAST 5 YEARS                    DIRECTOR           DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
John D. Carifa, **, 58         President, Chief Operating                    113              None
1345 Avenue of the             Officer and a Director of Alliance
Americas                       Capital Management Corporation
New York, NY 10105 (1)         ("ACMC"), with which he has been
                               associated with since prior to 1998.

DISINTERESTED DIRECTORS
Ruth Block, #+, 72             Formerly an Executive Vice                     94              None
P.O. Box 4623                  President and Chief Insurance
Stamford, CT 06903 (1)         Officer of The Equitable Life
                               Assurance Society of the United
                               States; Chairman and Chief
                               Executive Officer of Evlico.
                               Formerly a Director of Avon,
                               BP Amoco Corporation (oil and gas),
                               Ecolab Incorporated (specialty
                               chemicals), Tandem Financial Group
                               and Donaldson, Lufkin & Jenrette
                               Securities Corporation. Formerly
                               Governor at Large National Association
                               of Securities Dealers, Inc.

David H. Dievler, #+, 73       Independent Consultant. Until                  98              None
P.O. Box 167                   December 1994, Senior Vice
Spring Lake, NJ 07762 (1)      President of ACMC responsible
                               for mutual fund administration.
                               Prior to joining ACMC in 1984, Chief
                               Financial Officer of Eberstadt
                               Asset Management since 1968. Prior
                               to that, Senior Manager at Price
                               Waterhouse & Co. Member of the American
                               Institute of Certified Public Accountants
                               since 1953.

John H. Dobkin, #+, 61         Consultant. Formerly a President               95              None
P.O. Box 12                    of Save Venice, Inc. from 2001-
Annandale, NY 12504 (1)        2002, Senior Advisor from June
                               1999-June 2000 and President of
                               Historic Hudson Valley
                               from December 1989-May 1999.
                               Previously, Director of the
                               National Academy of Design and
                               during 1988-1992, Director
                               and Chairman of the Audit
                               Committee of ACMC.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 25


                                                                        PORTFOLIOS
                                                                          IN FUND             OTHER
NAME, AGE OF DIRECTOR,                  PRINCIPAL                         COMPLEX         DIRECTORSHIPS
      ADDRESS                         OCCUPATION(S)                    OVERSEEN BY          HELD BY
(YEARS OF SERVICE*)               DURING PAST 5 YEARS                    DIRECTOR           DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr., #+, 70  Investment Adviser and                        110              None
2 Sound View Drive             Independent Consultant. Formerly
Suite 100                      Senior Manager of Barrett
Greenwich, CT 06830 (1)        Associates, Inc., a registered
                               investment adviser, with which he
                               had been associated
                               since prior to 1998. Formerly
                               Deputy Comptroller of the
                               State of New York and, prior
                               thereto, Chief Investment
                               Officer of the New York Bank for
                               Savings.


Clifford L. Michel, #+, 64     Senior Counsel of the law firm of              94           Placer Dome, Inc.
15 St. Bernard's Road          Cahill Gordon & Reindel since
Gladstone, NJ 07934 (1)        February 2001 and a partner of
                               that firm for more than twenty-five
                               years prior thereto. President
                               and Chief Executive Officer of Wenonah
                               Development Company (investments)
                               and a Director of Placer Dome, Inc.
                               (mining).

Donald J. Robinson, #+, 69     Senior Counsel of the law firm of              93              None
98 Hell's Peak Road            Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161 (1)           since prior to 1998. Formerly a
                               senior partner and a member of the
                               Executive Committee of
                               that firm. Formerly a member and
                               Chairman of the Municipal
                               Securities Rulemaking Board and
                               a Trustee of the Museum of
                               the City of New York.


*  There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
#  Member of the Audit Committee.
+  Member of the Nominating Committee.

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO


Officer Information
Certain information concerning the Fund's Officers is listed below.

    NAME,                     POSITION(S)             PRINCIPAL OCCUPATION
ADDRESS* AND AGE            HELD WITH FUND            DURING PAST 5 YEARS
--------------------------------------------------------------------------------

John D. Carifa, 58          Chairman & President      See biography above.

Marilyn G. Fedak, 56        Senior Vice President     Executive Vice President and Chief
                                                      Investment Officer of U.S. International
                                                      and Global Investment and support team
                                                      since June 2003. Chief Investment Officer
                                                      of U.S. Large Capitalization Value
                                                      Equities of ACMC** since October 2000.
                                                      Prior thereto, Chief Investment Officer
                                                      and Chairman of the U.S. Equity Investment
                                                      Policy Group at Sanford C. Bernstein & Co.,
                                                      Inc. ("Bernstein") since prior to 1998.

James, G. Reilly, 42        Senior Vice President     Executive Vice President of ACMC,**
                                                      with which he has been associated
                                                      since prior to 1998.

Lewis A. Sanders, 56        Senior Vice President     Chief Executive Officer of ACMC**
                                                      since July 2003. Prior thereto, he
                                                      was Vice Chairman and Chief Investment
                                                      Officer of ACMC** since October 2000
                                                      and Chief Executive Officer of Sanford C.
                                                      Bernstein & Co, since prior to 1998.

Thomas J. Bardong, 58       Vice President            Senior Vice President of ACMC,** with
                                                      which he has been associated since prior
                                                      to 1998.

Seth J. Masters, 44         Vice President            Senior Vice President and Chief
                                                      Investment Officer of Style Blend Services
                                                      at ACMC,** with which he has been associated
                                                      since October 2000. Prior thereto, he was
                                                      Chief Investment Officer for Emerging
                                                      Market Value at Bernstein since prior to 1998.

Edmund P. Bergan, Jr., 53   Secretary                 Senior Vice President and General Counsel of
                                                      AllianceBernstein Investment Research and
                                                      Management, Inc. ("ABIRM")** and Alliance
                                                      Global Investor Services, Inc. ("AGIS")**,
                                                      with which he has been associated since prior
                                                      to 1998.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 27


    NAME,                     POSITION(S)             PRINCIPAL OCCUPATION
ADDRESS* AND AGE            HELD WITH FUND            DURING PAST 5 YEARS
--------------------------------------------------------------------------------

Mark D. Gersten, 52         Treasurer and Chief       Senior Vice President of AGIS** and a
                            Financial Officer         Vice President of ABIRM,** with which he
                                                      has been associated since prior to

1998.

Vincent S. Noto, 38         Controller                Vice President of AGIS,** with which he
                                                      has been associated since prior to 1998.




* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance
   Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Balanced Shares
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 29

ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO]  AllianceBernstein(SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABBSAR0603

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003



                                Exhibit 10(b)(1)

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John D. Carifa, certify that:

1. I have reviewed this report on Form N-CSR (the "Report") of AllianceBernstein Blended Style Series, Inc. (the "Fund");

2. Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

3. Based on my knowledge, the financial statements and other financial information included in this Report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this Report;

4. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

         b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report based on such evaluation; and

         c) disclosed in this Report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year [or second fiscal half-year in the case of an annual report] that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

5. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

         a) all significant deficiencies in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls.



Date: August 22, 2003


                                 /s/ John D. Carifa
                                 ---------------------------
                                 John D. Carifa
                                 Chairman and President